DEFERRED TAX - Balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
DEFERRED TAX
Deferred Tax Assets And Liabilities Offset	¥ 212,000	¥ 125,000
Net deferred tax assets	2,057,900	2,096,459
Net deferred tax liabilities	¥ 1,451,692	¥ 1,403,291